Summary of significant accounting policies- Various (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021 Segment	Mar. 31, 2023 CNY (¥) Segment	Mar. 31, 2022 CNY (¥) Segment	Mar. 31, 2021 CNY (¥)
Business combinations and noncontrolling interests
Net (loss) income attributable to mezzanine equity holders		¥ 365	¥ 188	¥ 140
Segment reporting
Number of operating segment | Segment	4	7	7
Number of reportable segment | Segment	4	7	7
Revenue recognition
Practical expedient, unsatisfied performance obligations		true
Practical expedient, financing component		true
Sales and marketing expenses
Advertising and promotional expenses		¥ 76,818	¥ 91,103	57,073
Other employee benefits
Contribution amount charged to the consolidated income statements		13,953	13,086	8,223
Government grants
Government grants recored as specific costs and expenses		5,889	6,028	4,532
Government grants recorded as other income		1,857	1,661	¥ 1,589
Government grants recorded as other liabilities		1,687	1,071
Accounts receivable
Allowance for doubtful accounts		¥ 6,174	¥ 4,912
Minimum
Equity securities and other investments
Treasury investment original maturity term		1 year
Treasury investment remaining maturity term		1 year
Maximum
Equity securities and other investments
Treasury investment remaining maturity term		3 years